Accounts receivables and other receivables	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivables and other receivables

Note 3 - Accounts receivables and other receivables (continued)

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance at December 31, 2025 and 2024, consists of the following:

	December 31,	December 31,
	2025	2024
Accounts receivable	$3,020,898	$5,611,980
Other receivables	36,244	934
Total	3,057,142	5,612,914
Allowance for credit losses	(285,699)	(84,088)
Total accounts and other receivables, net	$2,771,443	$5,528,826

Changes in allowance for doubtful accounts in the year ended December 31, 2024, relate to establishing an additional allowance for expected credit losses. The Company has no amounts written-off that are still subject to collection enforcement activity at December 31, 2025.

The Company’s December 31, 2025, aging of accounts receivable is as follows:

1-30 Days	$2,738,517
31-60 Days	82,971
61-90 Days	45,669
91+ Days	189,985
Total accounts receivables	$3,057,142

The Company’s December 31, 2024 aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91+ Days	83,979
Total accounts receivables	$5,612,914

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 3 - Accounts receivables and other receivables (continued)

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2025, and 2024 is as follows:

	December 31,	December 31,
	2025	2024
Balance at January 1	$(84,088)	$-
Current period additions for expected credit losses	(300,828)	(84,088)
Write-offs charges against allowance	99,217
Balance at December 31	$(285,699)	$(84,088)

Trade receivables are stated at amortized cost, net of an allowance for expected credit losses. The Company estimates this allowance using a matrix-based aging model in accordance with ASC 326, which applies predefined loss rates to receivables grouped by aging buckets. These rates are derived from historical loss experience and adjusted for management’s expectations of future conditions.

Receivables are aged by invoice date and netted against any customer payables where contractual offset rights exist. The aging buckets and corresponding estimated credit loss percentages are as follows:

Aging Bucket	Estimated Credit Loss %
Current (0–29 days)	5%
30–59 days	15%
60–89 days	25%
90–119 days	50%
120+ days	90%

The allowance is calculated by applying these rates to the net aged receivable balances across each operating entity. No additional quantitative overlays were applied, and management has determined that the current model sufficiently captures expected losses.